UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
29	Report of Independent Registered
Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Consumer Fund, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

The Dreyfus Corporation May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

David Sealy, Portfolio Manager

How did Dreyfus Premier Consumer Fund perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund produced total returns of 14.59% for its Class A shares, 13.69% for Class B shares, 13.69% for Class C shares, 14.88% for Class R shares and 14.28% for Class T shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 15.41% for the same period.2 The Goldman Sachs Consumer Industries Index, which more closely reflects the fund’s composition, produced a total return of 9.75% for the same period.3

Consumer stocks generally advanced during the reporting period in a growing U.S. economy, but were weighed down relative to other market sectors by economic concerns, including high energy prices. The fund’s returns lagged its benchmark, which was propelled higher by strong results from the energy and materials sectors. However, the fund produced higher returns than the Goldman Sachs Consumer Industries Index as a result of our successful security selection strategy, primarily in the consumer staples sector.

On a separate note, David Sealy became the sole primary portfolio manager of the fund on May 1, 2006.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies in the consumer and consumer-related sectors. Generally, these are companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internation-ally.These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances and personal computers; companies that manufacture wholesale or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel and entertainment products; and companies that provide consumer

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

services such as advertising, lodging, child care, convenience stores, car rentals and tax preparation help.

When choosing stocks, the fund first analyzes the consumer sectors, focusing on key macroeconomic, demographic and market trends to determine which sectors are likely to fare best within a particular environment. Based on this analysis, the fund may overweight or underweight certain consumer sectors. Using fundamental analysis, the fund then seeks companies within these sectors that have strong growth prospects, consistent earnings growth, strong balance sheets and attractive returns on equity.The fund will look for companies with attractive valuations and the potential to achieve predictable above-average earnings or revenue growth.The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.

What other factors influenced the fund’s performance?

The U.S. economy continued to exhibit signs of sustainable growth, helping to support returns from most consumer stocks during the reporting period. However, investors had reasons to be cautious about the consumer sector. Oil prices surged in the early and late parts of the reporting period, reaching a new high in April 2006, and the Federal Reserve Board raised short-term interest rates eight times in an effort to forestall potential inflationary pressures. Because many investors expected these factors to impede consumer spending, they increasingly favored consumer staples stocks, which historically have tended to be relatively insensitive to changing economic conditions, over consumer discretionary companies.

The fund benefited from its modest emphasis on consumer staples stocks. A strong contributor to the fund’s performance was Groupe Danone, the French foods conglomerate, whose U.S. brands include Dannon and Evian. The company’s stock rose substantially due to strong sales growth in emerging markets, such as China. Dairy producer Dean Foods also performed well, benefiting from lower dairy prices and strong sales of its soy and organic products in its WhiteWave Foods unit. Another highlight was the maker of Samuel Adams beers, Boston Beer Co., which increased its operating margins and tapped into the rising popularity of craft premium beers.

4

In the consumer discretionary sector, the stock price of Spanish-language media company Univision Communications climbed after the company began exploring the sale of all or some of its businesses to unlock shareholder value. Discount airline Airtran Holdings also fared well after boosting its market share when larger airlines reduced their flight schedules.

Other fund holdings, however, proved to be more disappointing. Shares of discount retail chain Dollar General declined due to sluggish sales as lower-end, price-conscious customers felt the brunt of higher gasoline costs. Radio broadcaster Radio One also lost value after losing market share to other terrestrial broadcasters and to satellite radio providers.

What is the fund’s current strategy?

Considering today’s relatively uncertain consumer outlook on spending, we have maintained our emphasis on the more defensive consumer staples sector. Still, we have continued to find what we believe to be attractive opportunities in both the consumer staples and consumer discretionary sectors, especially among companies serving more affluent customers who are relatively insulated from economic volatility, as well as those companies with exposure to growing emerging markets.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. – Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	SOURCE: Goldman Sachs & Co. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Consumer Industries Index is a modified capitalization-weighted index designed as a benchmark of companies in the consumer industries sector.
The index includes companies in the following categories: producers/retailers of food and beverages, drug retailers, providers of entertainment and leisure facilities, lodging, accommodations, restaurants and pubs, and providers of business services.Total returns are calculated on a month-end basis.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of
Dreyfus Premier Consumer Fund on 11/01/04 (inception date) to a $10,000 investment made in the Standard &
Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares, the applicable contingent deferred sales charge on Class B shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance and does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/06

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	11/01/04	8.01%	7.00%
without sales charge	11/01/04	14.59%	11.33%
Class B shares
with applicable redemption charge †	11/01/04	9.69%	7.94%
without redemption	11/01/04	13.69%	10.51%
Class C shares
with applicable redemption charge ††	11/01/04	12.69%	10.51%
without redemption	11/01/04	13.69%	10.51%
Class R shares	11/01/04	14.88%	11.63%
Class T shares
with maximum sales charge (4.5%)	11/01/04	9.17%	7.69%
without sales charge	11/01/04	14.28%	11.07%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Consumer Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.42	$ 10.26	$ 10.00	$ 5.09	$ 7.65
Ending value (after expenses)	$1,072.10	$1,068.30	$1,068.30	$1,073.40	$1,070.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.26	$ 9.99	$ 9.74	$ 4.96	$ 7.45
Ending value (after expenses)	$1,018.60	$1,014.88	$1,015.12	$1,019.89	$1,017.41

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class B, 1.95% for Class C, .99% for Class R and 1.49% for Class T, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Common Stocks—97.6%	Shares	Value ($)

Advertising—2.6%
Lamar Advertising, Cl. A	450 [a]	24,746
Omnicom Group	230	20,702
		45,448
Agricultural—4.7%
Altria Group	1,090	79,744
Airlines—3.8%
Airtran Holdings	1,630 [a]	22,787
US Airways Group	990 [a]	42,827
		65,614
Commercial & Professional Services—3.0%
Aramark, Cl. B	510	14,336
Cendant	2,100	36,603
		50,939
Consumer Products—9.8%
Colgate-Palmolive	700	41,384
Playtex Products	2,920 [a]	32,733
Procter & Gamble	1,330	77,419
Tupperware Brands	820	17,302
		168,838
Food & Beverages—24.2%
Boston Beer, Cl. A	1,110 [a]	29,948
Brown-Forman, Cl. B	160	11,920
Cadbury Schweppes, ADR	1,160 [b]	46,354
Campbell Soup	700	22,498
Coca-Cola Enterprises	700	13,671
Dean Foods	920 [a]	36,441
Diageo, ADR	430 [b]	28,487
Diamond Foods	1,980	37,620
General Mills	470	23,190
Groupe Danone, ADR	1,200	31,680
PepsiCo	1,220	71,053
Ralcorp Holdings	580 [a]	21,622
Sanderson Farms	1,050	27,836
Whole Foods Market	210	12,890
		415,210

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares		Value ($)

Lodging & Entertainment—6.0%
Carnival	260		12,173
Harrah’s Entertainment	200		16,328
Hilton Hotels	820		22,091
Marriott International, Cl. A	230		16,806
Station Casinos	450		34,686
			102,084
Media—10.9%
Comcast, Cl. A (Special)	820	[a]	25,281
News, Cl. A	1,610		27,628
Time Warner	2,270		39,498
Univision Communications, Cl. A	700	[a]	24,983
Viacom, Cl. B	940	[a]	37,440
Walt Disney	1,120		31,315
			186,145
Retail—26.5%
Advance Auto Parts	520		20,914
Chico’s FAS	370	[a]	13,712
Costco Wholesale	290		15,785
CVS	1,160		34,475
Dick’s Sporting Goods	310	[a]	13,067
Dollar General	1,280		22,349
Federated Department Stores	360		28,026
Gap	510		9,226
Home Depot	900		35,937
JC Penney	350		22,911
McDonald’s	1,910		66,029
Staples	1,255		33,145
Starbucks	600	[a]	22,362
Target	820		43,542
TJX Cos	580		13,995
Wal-Mart Stores	860		38,726
Walgreen	500		20,965
			455,166
Technology—3.0%
Electronic Arts	230	[a]	13,064
Google, Cl. A	50	[a]	20,897

10

Common Stocks (continued)		Shares	Value ($)

Technology (continued)
Yahoo!		510 [a]	16,718
			50,679
Telecommunications—.8%
NTL		530	14,564
Textiles & Apparel—2.3%
Coach		470 [a]	15,519
Polo Ralph Lauren		380	23,074
			38,593
Total Common Stocks
(cost $1,526,354)			1,673,024

Investment of Cash Collateral
for Securities Loaned—4.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $76,800)		76,800 [c]	76,800

Total Investments (cost $1,603,154)		102.1%	1,749,824
Liabilities, Less Cash and Receivables		(2.1%)	(35,852)
Net Assets		100.0%	1,713,972

ADR—American Depository Receipts.
[a]	Non-income producing security.
[b]	All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund’s securities on
	loan is $74,841 and the total market value of the collateral held by the fund is $76,800.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary †
	Value (%)		Value (%)

Retail	26.5	Airlines	3.8
Food & Beverages	24.2	Commercial & Professional Services 3.0
Media	10.9	Technology	3.0
Consumer Products	9.8	Advertising	2.6
Lodging & Entertainment	6.0	Textiles & Apparel	2.3
Agricultural	4.7	Telecommunications	.8
Money Market Investment	4.5		102.1

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $74,841)—Note 1(b):
Unaffiliated issuers				1,526,354	1,673,024
Affiliated issuers				76,800	76,800
Cash					41,657
Receivable for shares of Beneficial Interest subscribed					36,989
Dividends receivable					1,811
Prepaid expenses					4,365
Due from The Dreyfus Corporation and affiliates—Note 3(c)					8,532
					1,843,178

Liabilities ($):
Liability for securities on loan—Note 1(b)					76,800
Accrued expenses and other liabilities					52,406
					129,206

Net Assets ($)					1,713,972

Composition of Net Assets ($):
Paid-in capital					1,535,514
Accumulated net realized gain (loss) on investments					31,788
Accumulated net unrealized appreciation
(depreciation) on investments					146,670

Net Assets ($)					1,713,972

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	269,372	286,034	689,196	235,556	233,814
Shares Outstanding	18,420	19,776	47,644	16,041	16,041

Net Asset Value
Per Share ($)	14.62	14.46	14.47	14.68	14.58

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Year Ended April 30, 2006

Investment Income ($):
Income:
Cash dividends (net of $61 foreign taxes withheld at source):
Unaffiliated issuers	15,969
Affiliated issuers	251
Income from securities lending	176
Total Income	16,396
Expenses:
Management fee—Note 3(a)	9,041
Registration fees	84,325
Audit fees	48,729
Prospectus and shareholders’ reports	28,224
Legal fees	13,278
Distribution fees—Note 3(b)	4,384
Shareholder servicing costs—Note 3(c)	3,298
Custodian fees—Note 3(c)	959
Trustees’ fees and expenses—Note 3(d)	307
Loan commitment fees—Note 2	20
Miscellaneous	12,323
Total Expenses	204,888
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(185,586)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(769)
Net Expenses	18,533
Investment (Loss)—Net	(2,137)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,238
Net unrealized appreciation (depreciation) on investments	126,598
Net Realized and Unrealized Gain (Loss) on Investments	159,836
Net Increase in Net Assets Resulting from Operations	157,699

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005 [a]

Operations ($):
Investment (loss)—net	(2,137)	(1,978)
Net realized gain (loss) on investments	33,238	3,031
Net unrealized appreciation
(depreciation) on investments	126,598	20,072
Net Increase (Decrease) in Net Assets
Resulting from Operations	157,699	21,125

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(630)	—
Class B shares	(700)	—
Class C shares	(588)	—
Class R shares	(576)	—
Class T shares	(576)	—
Total Dividends	(3,070)	—

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	15,607	242,000
Class B shares	65,055	200,000
Class C shares	451,561	200,000
Class R shares	31	200,044
Class T shares	—	200,000
Dividends reinvested:
Class A shares	624	—
Class B shares	608	—
Class C shares	588	—
Class R shares	576	—
Class T shares	576	—
Cost of shares redeemed:
Class A shares	(25,391)	—
Class B shares	(13,597)	—
Class R shares	(64)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	496,174	1,042,044
Total Increase (Decrease) in Net Assets	650,803	1,063,169

Net Assets ($):
Beginning of Period	1,063,169	—
End of Period	1,713,972	1,063,169
Undistributed investment income—net	—	5

14

		Year Ended April 30,

	2006	2005 [a]

Capital Share Transactions:
Class A
Shares sold	1,092	19,147
Shares issued for dividends reinvested	44	—
Shares redeemed	(1,863)	—
Net Increase (Decrease) in Shares Outstanding	(727)	19,147

Class B
Shares sold	4,720	16,000
Shares issued for dividends reinvested	43	—
Shares redeemed	(987)	—
Net Increase (Decrease) in Shares Outstanding	3,776	16,000

Class C
Shares sold	31,602	16,000
Shares issued for dividends reinvested	42	—
Net Increase (Decrease) in Shares Outstanding	31,644	16,000

Class R
Shares sold	2	16,003
Shares issued for dividends reinvested	41	—
Shares redeemed	(5)	—
Net Increase (Decrease) in Shares Outstanding	38	16,003

Class T
Shares sold	—	16,000
Shares issued for dividends reinvested	41	—
Net Increase (Decrease) in Shares Outstanding	41	16,000

a From November 1, 2004 (commencement of operations) to April 30, 2005. See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended April 30,

Class A Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.80	12.50
Investment Operations:
Investment income (loss)—net [b]	.02	(.00)[c]
Net realized and unrealized
gain (loss) on investments	1.84	.30
Total from Investment Operations	1.86	.30
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	14.62	12.80

Total Return (%) [d]	14.59	2.40[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	17.03	9.45[e]
Ratio of net expenses to average net assets	1.24	.61[e]
Ratio of net investment income (loss)
to average net assets	.12	(.03)[e]
Portfolio Turnover Rate	54.30	31.62[e]

Net Assets, end of period ($ x 1,000)	269	245

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
See notes to financial statements.

16

	Year Ended April 30,

Class B Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.09)	(.05)
Net realized and unrealized
gain (loss) on investments	1.83	.31
Total from Investment Operations	1.74	.26
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	14.46	12.76

Total Return (%) [c]	13.69	2.08[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	17.29	9.89[d]
Ratio of net expenses to average net assets	1.99	.99[d]
Ratio of net investment (loss)
to average net assets	(.63)	(.41)[d]
Portfolio Turnover Rate	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	286	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,

Class C Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.07)	(.05)
Net realized and unrealized
gain (loss) on investments	1.82	.31
Total from Investment Operations	1.75	.26
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	14.47	12.76

Total Return (%) [c]	13.69	2.08[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	16.92	9.89[d]
Ratio of net expenses to average net assets	1.94	.99[d]
Ratio of net investment (loss)
to average net assets	(.56)	(.41)[d]
Portfolio Turnover Rate	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	689	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

	Year Ended April 30,

Class R Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.82	12.50
Investment Operations:
Investment income—net [b]	.05	.01
Net realized and unrealized
gain (loss) on investments	1.85	.31
Total from Investment Operations	1.90	.32
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	14.68	12.82

Total Return (%)	14.88	2.56[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	16.60	9.40[c]
Ratio of net expenses to average net assets	.97	.50[c]
Ratio of net investment income
to average net assets	.39	.08[c]
Portfolio Turnover Rate	54.30	31.62[c]

Net Assets, end of period ($ x 1,000)	236	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,

Class T Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net [b]	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	1.85	.31
Total from Investment Operations	1.83	.29
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	14.58	12.79

Total Return (%) [c]	14.28	2.32[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	17.10	9.64[d]
Ratio of net expenses to average net assets	1.46	.74[d]
Ratio of net investment (loss)
to average net assets	(.11)	(.16)[d]
Portfolio Turnover Rate	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	234	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Consumer Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is long-term capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

As of April 30, 2006, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 16,041 shares of Class A, Class B, Class C, Class T and 16,040 shares of Class R, respectively.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

24

from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $21,297, undistributed capital gains $10,717 and unrealized appreciation $146,444.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005, were as follows: ordinary income $3,070 and $0, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $2,132, decreased accumulated net realized gain (loss) on investments by $1,411 and decreased paid-in capital by $721. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, from May 1, 2005 through July 31, 2006, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest, Rule 12b-1 distribution plan fees, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The expense reimbursement, pursuant to the undertaking, amounted to $185,586 during the period ended April 30, 2006.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30,2006,Class B,Class C and Class T shares were charged $1,952, $1,876 and $556, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institu-

26

tion or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $623, $651, $625 and $556, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $598 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2006, the fund was charged $959 pursuant to the custody agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $831, Rule 12b-1 distribution plan fees $563, shareholder services plan fees $273, chief compliance officer fees $1,284 and transfer agency per account fees $64, which are offset against an expense reimbursement currently in effect in the amount of $11,547.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $1,124,771 and $643,791, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2006, the cost of investments for federal income tax purposes was $1,603,380; accordingly, accumulated net unrealized appreciation on investments was $146,444, consisting of $163,986 gross unrealized appreciation and $17,542 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier Consumer Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Consumer Fund (one of the fund’s comprising Dreyfus Premier Opportunity Funds) as of April 30, 2006, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of April 30, 2006 and confirmation of securitaies not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Consumer Fund at April 30, 2006, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 99.61% of the ordinary dividends paid during the fiscal year ended April 30, 2006 as qualifying for the corporate dividends received deduction.Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,070 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2000)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————

Clifford L. Alexander, Jr. (72) Board Member (2000)
  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 60

———————

Lucy Wilson Benson (78) Board Board (2000)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director Emeritus
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Trustee Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 37

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (70) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 79

———————

Whitney I. Gerard (71) Board Member (2003)
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 35

———————

George L. Perry (72) Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arthur A. Hartman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

34

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Consumer Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
29	Report of Independent Registered
Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Health Care Fund, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation
May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Sean P. Fitzgibbon, Daphne Karydas and Chuck Silberstein, Portfolio Managers

How did Dreyfus Premier Health Care Fund perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund produced total returns of 6.51% for Class A shares, 5.64% for Class B shares, 5.72% for Class C shares, 6.90% for Class R shares and 6.03% for Class T shares.1 In comparison, the fund’s benchmark, the Goldman Sachs Health Care Index (the “Index”), produced a 5.70% total return, and the broader stock market, as measured by the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a 15.41% total return for the same period.2,3

We attribute these results to moderate U.S. and global economic growth, which generally drove stock prices higher despite rising interest rates, intensifying inflationary pressures and ongoing geopolitical uncertainties. However, the market’s greatest gains were concentrated in the energy and industrial sectors, while the health care sector trailed the averages.The fund roughly matched its benchmark’s performance, as relatively good returns from the health care services and biotech-nology sectors were balanced by mixed returns from other sectors.

On a separate note, effective January 30, 2006, Daphne Karydas and Chuck Silberstein became the fund’s co-primary portfolio managers. Sean P. Fitzgibbon will serve as a co-primary portfolio manager of the fund until on or about June 30, 2006.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation by investing at least 80% of its assets in the stocks of health care and health care-related companies. These companies may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine, personal care or cosmetics; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of health care facilities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In choosing stocks, we first analyze the health care sectors, focusing on trends affecting health care spending, as well as changes in government regulation, technology, products and services. Based on this analysis, the fund may overweight or underweight certain health care sectors. Using fundamental analysis, we then seek companies within these sectors that have strong industry positions in major product lines, attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth.

What other factors influenced the fund’s performance?

In addition to the broad economic growth that fueled much of the overall market’s rise during the reporting period, certain areas within the health care sector experienced favorable business trends. For example, companies providing specialized research and technical services to drug developers benefited from greater outsourcing of research-and-development activities. Drug distribution stocks rose in response to expanded Medicare drug reimbursements and improving profit margins.The fund capitalized on these trends, maintaining relatively heavy exposure to stronger-performing contract research organizations, such as Covance and Pharmaceutical Product Development, as well as drug distributors, such as McKesson and AmerisourceBergen.

The fund also successfully emphasized investments in biotechnology stocks, focusing on companies with potentially important products either in late-stage clinical trials or nearing approval by regulators. Holdings such as Vertex Pharmaceuticals and Celgene rose sharply as a result of strong data on new therapies for Hepatitis C and cancer, respectively. In addition, in late 2005 the fund boosted its exposure to clinical laboratories, such as Quest Diagnostics, a move that contributed positively to returns.

In contrast, the fund maintained relatively light exposure to large-cap pharmaceutical companies, managed care providers and specialty pharmaceutical manufacturers.Although large-cap pharmaceutical stocks rebounded in 2006 after an extended decline in the wake of safety and product-pipeline issues, the fund’s underweighted position proved to be helpful on average, as did its focus on European companies, such as Roche, that faced fewer difficulties than some of their U.S. counterparts. In the managed care area, on the other hand, a downturn in 2006 did not fully offset gains achieved in 2005, and the fund’s underweight position hurt its overall performance. In the specialty pharmaceuticals area, returns

4

relative to the benchmark suffered due to a lack of exposure to the area’s stronger performers as well as company-specific disappointments in holdings such as Impax Laboratories and Sepracor.

What is the fund’s current strategy?

Some health care industries that had delivered strong results in 2005 have been among the sector’s weaker performers so far in 2006.Accordingly, we have emphasized areas where we see the most positive fundamental trends. For example, we have increased the fund’s exposure to pharmaceutical companies in response to improving business conditions and effective cost-cutting efforts. We also have emphasized life sciences and contract research providers that, in our judgment, are positioned to benefit from health care companies’ growing reliance on outsourcing. In the biotechnology area, we have identified individual investment opportunities that have led us to add selectively to the fund’s holdings. On the other hand, we have trimmed the fund’s medical technology holdings, focusing on companies we believe are least likely to be hurt by pricing pressures. Finally, we have continued to maintain the fund’s underweight exposure to managed care providers and hospitals in light of rising costs and weaker hospital admission trends.

May 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
A significant portion of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: GOLDMAN SACHS & CO. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Health Care Index is a capitalization-
weighted index designed as a benchmark for U.S.-traded securities in the health care sector.The index includes companies in the following categories: providers of health care-related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, medical supplies, instruments and products.Total returns are calculated on a month-end basis.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE
† Source: Goldman Sachs & Co.
Past performance is not predictive of future performance.
A significant portion of the fund’s recent performance is attributable to positive returns from its initial public offering
(IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Health Care Fund on
6/29/01 (inception date) to a $10,000 investment made in the Goldman Sachs Health Care Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. Performance for Class B, Class C, Class R and
Class T shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses.The Index is a capitalization-weighted index designed as a benchmark for
U.S.-traded securities in the health care sector and includes companies in the following categories: providers of health care-
related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, medical supplies, instruments and products.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/06

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	6/29/01	0.38%	3.24%
without sales charge	6/29/01	6.51%	4.51%
Class B shares
with applicable redemption charge †	11/15/02	1.64%	9.84%
without redemption	11/15/02	5.64%	10.52%
Class C shares
with applicable redemption charge ††	11/15/02	4.72%	10.50%
without redemption	11/15/02	5.72%	10.50%
Class R shares	11/15/02	6.90%	11.71%
Class T shares
with maximum sales charge (4.5%)	11/15/02	1.27%	9.38%
without sales charge	11/15/02	6.03%	10.85%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Health Care Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.26	$ 11.99	$ 11.99	$ 6.36	$ 9.50
Ending value (after expenses)	$1,019.30	$1,015.00	$1,015.70	$1,020.50	$1,016.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.25	$ 11.98	$ 11.98	$ 6.36	$ 9.49
Ending value (after expenses)	$1,016.61	$1,012.89	$1,012.89	$1,018.50	$1,015.37

† Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class B, 2.40% for Class C, 1.27% for Class R and 1.90% for Class T Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2006

Common Stocks—98.9%	Shares	Value ($)

Commercial & Professional Services—2.5%
McKesson	2,040	99,124
Pharmaceutical Product Development	5,090	182,578
		281,702
Health Care—89.4%
Abbott Laboratories	13,410	573,143
Advanced Medical Optics	5,310 [a]	247,446
Aetna	3,000	115,500
Alcon	1,760	179,010
American Medical Systems Holdings	3,060 [a]	67,963
AmerisourceBergen	3,070	132,471
Amgen	7,600 [a]	514,520
Barr Pharmaceuticals	2,950 [a]	178,622
Baxter International	5,540	208,858
Becton, Dickinson & Co.	2,330	146,883
Boston Scientific	10,972 [a]	254,994
Caremark Rx	5,070	230,939
Celgene	7,790 [a]	328,426
Cephalon	4,180 [a,b]	274,459
Charles River Laboratories International	2,440 [a]	115,290
Community Health Systems	2,625 [a]	95,130
Conor Medsystems	3,260 [a]	88,020
Cooper Cos.	1,030	56,465
Covance	3,645 [a]	212,686
Cytyc	6,500 [a]	168,025
DaVita	1,300 [a]	73,138
Dentsply International	2,100	125,307
Eli Lilly & Co.	1,025	54,243
Genentech	2,895 [a]	230,760
Genzyme	2,950 [a]	180,422
Gilead Sciences	2,000 [a]	115,000
Invitrogen	3,460 [a]	228,395
Medco Health Solutions	4,690 [a]	249,649
Medimmune	2,440 [a]	76,787
MGI Pharma	2,140 [a]	39,975
Myogen	3,360 [a]	111,082
Neurocrine Biosciences	930 [a]	53,345
Novartis, ADR	6,595	379,278

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
NuVasive	2,850 [a]	56,772
Option Care	4,070	58,242
OSI Pharmaceuticals	3,570 [a]	94,855
Patterson Cos.	3,060 [a]	99,695
PDL BioPharma	3,570 [a]	102,745
Pediatrix Medical Group	1,200 [a]	60,744
Pfizer	9,965	252,413
Quest Diagnostics	2,240	124,835
Regeneration Technologies	5,090 [a]	38,837
Regeneron Pharmaceuticals	3,570 [a]	51,836
Roche Holding, ADR	3,035	233,149
Sanofi-Aventis, ADR	7,720	363,149
Schering-Plough	15,420	297,914
Sepracor	1,600 [a]	71,424
St. Jude Medical	3,210 [a]	126,731
Symmetry Medical	2,950 [a]	58,705
Teva Pharmaceutical Industries, ADR	4,370	176,985
Theravance	1,330 [a]	37,320
Triad Hospitals	2,020 [a]	83,224
UnitedHealth Group	6,762	336,342
Valeant Pharmaceuticals International	5,000	89,500
Varian Medical Systems	1,630 [a]	85,379
VCA Antech	1,830 [a]	56,895
Vertex Pharmaceuticals	5,590 [a]	203,308
Wyeth	9,790	476,479
Zimmer Holdings	4,486 [a]	282,169
Zymogenetics	2,340 [a]	47,900
		10,073,778
Technology—7.0%
Allscripts Healthcare Solutions	4,210 [a]	71,696
Cerner	2,830 [a]	112,209
Fisher Scientific International	3,570 [a]	251,863
IMS Health	4,520	122,854
Mettler-Toledo International	900 [a]	58,320
Thermo Electron	4,380 [a]	168,805
		785,747
Total Common Stocks
(cost $10,340,648)		11,141,227

10

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $274,700)	274,700 [c]	274,700

Total Investments (cost $10,615,348)	101.3%	11,415,927
Liabilities, Less Cash and Receivables	(1.3%)	(149,632)
Net Assets	100.0%	11,266,295

ADR—American Depository Receipts.
[a] Non-income producing security.
[b] All or a portion of this security is on loan. At April 30, 2006, the total market value of the fund’s security on loan is
$269,206 and the total market value of the collateral held by the fund is $274,700.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Health Care	89.4	Money Market Investment	2.4
Technology	7.0
Commercial & Professional Services	2.5		101.3

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006

				Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan
valued at $269,206)—Note 1(b):
Unaffiliated issuers				10,340,648	11,141,227
Affiliated issuers				274,700	274,700
Receivable for investment securities sold					597,998
Dividends receivable					4,125
Receivable for shares of Beneficial Interest subscribed					307
Prepaid expenses					16,853
					12,035,210

Liabilities ($):
Due to The Dreyfus Corporationj and affiliates—Note 3(c)					17,015
Cash overdraft due to custodian					2,734
Liability for securities on loan—Note 1(b)					274,700
Note Payable					205,000
Payable for investment securities purchased					200,662
Payable for shares of Beneficial Interest redeemed					28,449
Accrued expenses					40,355
					768,915

Net Assets ($)					11,266,295

Composition of Net Assets ($):
Paid-in capital					10,236,696
Accumulated net realized gain (loss) on investments					229,020
Accumulated net unrealized appreciation
(depreciation) on investments					800,579

Net Assets ($)					11,266,295

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	7,084,702	1,984,928	867,325	1,235,173	94,167
Shares Outstanding	468,722	135,121	59,102	80,993	6,346

Net Asset Value
Per Share ($)	15.11	14.69	14.68	15.25	14.84

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Year Ended April 30, 2006

Investment Income ($):
Income:
Cash dividends (net of $2,001 foreign taxes withheld at source):
Unaffiliated Issuers	73,256
Affiliated Issuers	588
Interest	6,452
Income from securities lending	1,618
Total Income	81,914
Expenses:
Management fee—Note 3(a)	91,326
Registration fees	53,412
Shareholder servicing costs—Note 3(c)	35,165
Auditing fees	34,809
Distribution fees—Note 3(b)	19,721
Legal fees	15,662
Prospectus and shareholders’ reports	13,680
Trustees’ fees and expenses—Note 3(d)	3,153
Custodian fees—Note 3(c)	2,967
Interest Expense—Note 2	112
Miscellaneous	10,242
Total Expenses	280,249
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(97,674)
Less—reduction in custody fee due
to earnings credit—Note 1(b)	(525)
Net Expenses	182,050
Investment (Loss)—Net	(100,136)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	512,919
Net unrealized appreciation (depreciation) on investments	66,373
Net Realized and Unrealized Gain (Loss) on Investments	579,292
Net Increase in Net Assets Resulting from Operations	479,156

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment (loss)—net	(100,136)	(43,510)
Net realized gain (loss) on investments	512,919	(49,765)
Net unrealized appreciation
(depreciation) on investments	66,373	331,549
Net Increase (Decrease) in Net Assets
Resulting from Operations	479,156	238,274

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(20,215)	(44,951)
Class B shares	(5,983)	(16,696)
Class C shares	(2,636)	(6,353)
Class R shares	(3,796)	(17,431)
Class T shares	(343)	(485)
Total Dividends	(32,973)	(85,916)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,114,645	4,211,038
Class B shares	1,194,790	776,474
Class C shares	244,591	446,222
Class R shares	34,413	29,155
Class T shares	67,884	15,736
Dividends reinvested:
Class A shares	19,221	43,261
Class B shares	4,634	12,143
Class C shares	2,277	5,807
Class R shares	3,674	17,026
Class T shares	286	485
Cost of shares redeemed:
Class A shares	(2,383,890)	(1,704,602)
Class B shares	(387,045)	(285,157)
Class C shares	(94,689)	(43,090)
Class R shares	(2,966)	(8,441)
Class T shares	(18,925)	(1,364)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	2,798,900	3,514,693
Total Increase (Decrease) in Net Assets	3,245,083	3,667,051

Net Assets ($):
Beginning of Period	8,021,212	4,354,161
End of Period	11,266,295	8,021,212

14

		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	270,450	302,066
Shares issued for dividends reinvested	1,250	3,133
Shares redeemed	(158,411)	(122,841)
Net Increase (Decrease) in Shares Outstanding	113,289	182,358

Class B [a]
Shares sold	81,148	57,517
Shares issued for dividends reinvested	309	894
Shares redeemed	(25,788)	(21,119)
Net Increase (Decrease) in Shares Outstanding	55,669	37,292

Class C
Shares sold	16,252	32,960
Shares issued for dividends reinvested	152	428
Shares redeemed	(6,437)	(3,220)
Net Increase (Decrease) in Shares Outstanding	9,967	30,168

Class R
Shares sold	2,219	2,191
Shares issued for dividends reinvested	237	1,229
Shares redeemed	(191)	(597)
Net Increase (Decrease) in Shares Outstanding	2,265	2,823

Class T
Shares sold	4,576	1,141
Shares issued for dividends reinvested	18	36
Shares redeemed	(1,278)	(99)
Net Increase (Decrease) in Shares Outstanding	3,316	1,078

[a]	During the period ended April 30, 2006, 6,883 Class B shares representing $104,116 were automatically converted to 6,711 Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003[a]	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	14.24	13.98	10.80	12.15	12.50
Investment Operations:
Investment (loss)—net [c]	(.13)	(.09)	(.09)	(.07)	(.08)
Net realized and unrealized gain
(loss) on investments	1.05	.58	3.27	(1.24)	(.27)
Total from Investment Operations	.92	.49	3.18	(1.31)	(.35)
Distributions:
Dividends from net realized gain
on investments	(.05)	(.23)	—	(.04)	—
Net asset value, end of period	15.11	14.24	13.98	10.80	12.15

Total Return (%)	6.51[d]	3.52[d]	29.32[d]	(10.68)[d]	(2.80)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.61	3.69	8.73	4.47	5.92[e]
Ratio of net expenses
to average net assets	1.65	1.65	1.65	1.65	1.38[e]
Ratio of net investment (loss)
to average net assets	(.84)	(.65)	(.67)	(.63)	(.61)[e]
Portfolio Turnover Rate	88.93	139.99	174.50	260.62	201.04[e]

Net Assets, end of period
($ x 1,000)	7,085	5,060	2,420	1,616	1,705

[a]	The fund commenced offering five classes of shares on November 15, 2002.The existing shares were redesignated
Class A shares.
[b]	From June 29, 2001 (commencement of operations) to April 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
See notes to financial statements.

16

		Year Ended April 30,

Class B Shares	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.95	13.82	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.25)	(.21)	(.20)	(.06)
Net realized and unrealized gain
(loss) on investments	1.04	.57	3.25	.22
Total from Investment Operations	.79	.36	3.05	.16
Distributions:
Dividends from net realized gain
on investments	(.05)	(.23)	—	(.04)
Net asset value, end of period	14.69	13.95	13.82	10.77

Total Return (%) [c]	5.64	2.62	28.20	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.36	4.57	7.27	2.24[d]
Ratio of net expenses
to average net assets	2.40	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(1.60)	(1.43)	(1.47)	(.73)[d]
Portfolio Turnover Rate	88.93	139.99	174.50	260.62

Net Assets, end of period
($ x 1,000)	1,985	1,108	583	9
[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class C Shares	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.93	13.81	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.24)	(.20)	(.19)	(.07)
Net realized and unrealized gain
(loss) on investments	1.04	.55	3.23	.23
Total from Investment Operations	.80	.35	3.04	.16
Distributions:
Dividends from net realized gain
on investments	(.05)	(.23)	—	(.04)
Net asset value, end of period	14.68	13.93	13.81	10.77

Total Return (%) [c]	5.72	2.55	28.11	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.38	4.50	6.88	2.30[d]
Ratio of net expenses
to average net assets	2.40	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(1.58)	(1.42)	(1.45)	(.68)[d]
Portfolio Turnover Rate	88.93	139.99	174.50	260.62

Net Assets, end of period
($ x 1,000)	867	684	262	5
[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

		Year Ended April 30,

Class R Shares	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	14.31	14.01	10.82	10.65
Investment Operations:
Investment (loss)—net [b]	(.07)	(.04)	(.04)	(.02)
Net realized and unrealized gain
(loss) on investments	1.06	.57	3.23	.23
Total from Investment Operations	.99	.53	3.19	.21
Distributions:
Dividends from net realized gain
on investments	(.05)	(.23)	—	(.04)
Net asset value, end of period	15.25	14.31	14.01	10.82

Total Return (%)	6.90	3.80	29.36	2.09[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.26	3.58	4.12	1.83[c]
Ratio of net expenses
to average net assets	1.27	1.40	1.40	.64[c]
Ratio of net investment (loss)
to average net assets	(.44)	(.42)	(.34)	(.20)[c]
Portfolio Turnover Rate	88.93	139.99	174.50	260.62

Net Assets, end of period
($ x 1,000)	1,235	1,127	1,063	1
[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class T Shares	2006	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	14.04	13.86	10.80	10.65
Investment Operations:
Investment (loss)—net [b]	(.20)	(.16)	(.12)	(.05)
Net realized and unrealized gain
(loss) on investments	1.05	.57	3.18	.24
Total from Investment Operations	.85	.41	3.06	.19
Distributions:
Dividends from net realized gain
on investments	(.05)	(.23)	—	(.04)
Net asset value, end of period	14.84	14.04	13.86	10.80

Total Return (%) [c]	6.03	2.97	28.33	1.81[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.84	4.08	5.60	2.05[d]
Ratio of net expenses
to average net assets	1.90	1.90	1.90	.87[d]
Ratio of net investment (loss)
to average net assets	(1.11)	(.93)	(.86)	(.43)[d]
Portfolio Turnover Rate	88.93	139.99	174.50	260.62

Net Assets, end of period
($ x 1,000)	94	43	27	1
[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Health Care Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is long-term capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in registered investment companies are valued at their net asset value. Financial futures are valued at the last sales price.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy

24

of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $314,532 and unrealized appreciation $715,067.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: ordinary income $0 and $85,115, and long term capital gains $32,973 and $801 respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $100,136, decreased accumulated net realized gain (loss) on investments by $89,296 and decreased paid-in capital by $10,840. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006 was approximately $2,100, with a related weighted average annualized interest rate of 5.36% .

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until July 31, 2006, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $97,674 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $5,711 and $122 from commissions earned on sales of the fund’s Class A and Class T shares, and $2,697 and $274 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30,2006,Class B,Class C and Class T shares were charged $13,478 $6,017 and $226, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

26

and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $15,591, $4,493, $2,006 and $226, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $7,843 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2006, the fund was charged $2,967 pursuant to the custody agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $9,287, Rule 12b-1 distribution plan fees $1,819, shareholder services plan fees $2,147, custodian fees $1,188, chief compliance officer fees $1,284 and transfer agency per account fees $1,290.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $11,589,340 and $8,813,226, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $10,700,860; accordingly, accumulated net unrealized appreciation on investments was $715,067 consisting of $1,117,151 gross unrealized appreciation and $402,084 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier Health Care Fund

We have audited the accompanying statement of assets and liabilities of , including the statement of investments, of Dreyfus Premier Health Care Fund, (one of the series comprising Dreyfus Premier Opportunity Funds) as of April 30, 2006, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of April 30, 2006 and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Health Care Fund at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $.0480 per share as a long-term capital gain distribution paid on December 12, 2005.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185 ———————

Clifford L. Alexander, Jr. (72)
Board Member (2000)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 60 ———————

Lucy Wilson Benson (78)
Board Member (2000)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director Emeritus
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Trustee Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 37

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (70) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 79 ———————

Whitney I. Gerard (71)
Board Member (2003)

Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 35 ———————

George L. Perry (72)
Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arthur A. Hartman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

34

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Health Care Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,766 in 2005 and $48,990 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,725 in 2005 and $10,244 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,762 in 2005 and $8,971 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $16 in 2005 and $27 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2005 and $-0- in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $686,197 in 2005 and $718,507 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date: June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)